REAL ESTATE SECURITIES - Credit Losses on Debt Securities (Details 3) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Real Estate Securities - Credit Losses On Debt Securities Details 3
Beginning balance of credit losses on debt securities for which a portion of an OTTI was recognized in other comprehensive income	$ (4,770)	$ (20,207)
Increases to credit losses on securities for which an OTTI was previously recognized and a portion of an OTTI was recognized in other comprehensive income	(89)	(4,581)
Additions for credit losses on securities for which an OTTI was previously recognized without any portion of OTTI recognized in other comprehensive income	(2,874)
Reduction for credit losses on securities for which no OTTI was recognized in other comprehensive income at the current measurement date	120	14,771
Reduction for securities sold during the period	4,739	1,498
Reduction for securities deconsolidated during the period		3,736
Reduction for increases in cash flows expected to be collected that are recognized over the remaining life of the security	1	13
Ending balance of credit losses on debt securities for which a portion of an OTTI was recognized in other comprehensive income	$ (2,873)	$ (4,770)